UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10431

Waddell & Reed InvestEd Portfolios
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
InvestEd Growth Portfolio
(in thousands) March 31, 2009 (Unaudited)

AFFILIATED MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Bond Fund, Class Y	844	$4,978
Waddell & Reed Advisors Cash Management, Inc., Class A	14,544	14,544
Waddell & Reed Advisors Core Investment Fund, Class Y	3,637	13,093
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	457	4,449
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	2,920	10,250
Waddell & Reed Advisors High Income Fund, Inc., Class Y	1,012	5,444
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	2,088	12,278
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y	493	2,964
Waddell & Reed Advisors Small Cap Fund, Inc., Class Y	987	8,092
Waddell & Reed Advisors Value Fund, Class Y	1,627	11,421
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	1,365	7,632

TOTAL AFFILIATED MUTUAL FUNDS - 99.76%		$95,145

(Cost: $124,435)

SHORT-TERM SECURITIES - 0.27%	Principal

Master Note
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (A)	$253	$253
(Cost: $253)

TOTAL INVESTMENT SECURITIES - 100.03%		$95,398

(Cost: $124,688)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.03%)		(20)

NET ASSETS - 100.00%		$95,378

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$95,145	$ ---
Level 2 - Other Significant Observable Inputs	253	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$95,398	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

SCHEDULE OF INVESTMENTS
InvestEd Balanced Portfolio
(in thousands) March 31, 2009 (Unaudited)

AFFILIATED MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Bond Fund, Class Y	640	$3,777
Waddell & Reed Advisors Cash Management, Inc., Class A	18,397	18,397
Waddell & Reed Advisors Core Investment Fund, Class Y	2,212	7,964
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	347	3,381
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	1,107	3,887
Waddell & Reed Advisors Government Securities Fund, Class Y	2,600	14,873
Waddell & Reed Advisors High Income Fund, Inc., Class Y	767	4,126
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	610	3,585
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y	250	1,501
Waddell & Reed Advisors Value Fund, Class Y	951	6,679
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	778	4,348

TOTAL AFFILIATED MUTUAL FUNDS - 99.68%		$72,518

(Cost: $85,095)

SHORT-TERM SECURITIES - 0.33%	Principal

Master Note
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (A)	$241	$241
(Cost: $241)

TOTAL INVESTMENT SECURITIES - 100.01%		$72,759

(Cost: $85,336)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.01%)		(10)

NET ASSETS - 100.00%		$72,749

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$72,518	$ ---
Level 2 - Other Significant Observable Inputs	241	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$72,759	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

SCHEDULE OF INVESTMENTS
InvestEd Conservative Portfolio
(in thousands) March 31, 2009 (Unaudited)

AFFILIATED MUTUAL FUNDS - 99.75%	Shares	Value

Waddell & Reed Advisors Cash Management, Inc., Class A	52,579	$52,579
(Cost: $52,579)

SHORT-TERM SECURITIES - 0.50%	Principal

Master Note - 0.50%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (A)	$264	$264
(Cost: $264)

TOTAL INVESTMENT SECURITIES - 100.25%		$52,843

(Cost: $52,843)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.25%)		(130)

NET ASSETS - 100.00%		$52,713

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$52,579	$ ---
Level 2 - Other Significant Observable Inputs	264	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$52,843	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

The Schedule of Investments of Waddell & Reed Advisors Cash Management, in which Conservative Portfolio is 99.75% invested, follows.

SCHEDULE OF INVESTMENTS
Cash Management
(in thousands) March 31, 2009 (Unaudited)

CORPORATE OBLIGATIONS	Principal	Value

Commercial Paper
American Honda Finance Corp.:
0.590%, 4-6-09	$20,300	$20,298
0.700%, 4-21-09	11,000	10,996
0.720%, 5-19-09	3,500	3,497
0.800%, 6-2-09	6,500	6,491
Avon Capital Corp. (Avon Products, Inc.):
0.520%, 4-27-09	4,105	4,104
0.520%, 4-28-09	6,200	6,198
Baxter International Inc.:
0.330%, 4-2-09	50,000	49,999
0.330%, 4-8-09	5,000	5,000
0.330%, 4-9-09	456	456
0.350%, 4-9-09	3,000	3,000
BellSouth Corporation (AT&T Inc.),
4.973%, 4-26-09 (A)	58,900	58,968
BP p.l.c,
1.250%, 6-9-09	62,500	62,500
Danaher Corporation:
0.200%, 4-2-09	3,000	3,000
0.180%, 4-3-09	3,500	3,500
Genentech, Inc.,
0.200%, 4-2-09	3,000	3,000
General Electric Capital Corporation (Federal Deposit Insurance Corporation),
1.450%, 4-2-09 (B)	19,000	18,999
IBM International Group Capital LLC (International Business Machines Corporation):
1.524%, 4-29-09 (A)	35,800	35,750
1.470%, 5-26-09 (A)	11,000	11,000
Illinois Tool Works Inc.,
0.400%, 4-14-09	21,040	21,037
John Deere Credit Limited (John Deere Capital Corporation):
0.480%, 4-8-09	9,500	9,499
0.550%, 4-20-09	8,000	7,997
0.310%, 5-7-09	4,000	3,999
Kitty Hawk Funding Corp.:
0.550%, 4-8-09	19,015	19,013
0.450%, 4-16-09	1,200	1,200
0.650%, 4-21-09	5,036	5,034
0.450%, 5-11-09	10,000	9,995
0.610%, 5-14-09	21,000	20,985
0.660%, 6-1-09	9,000	8,990
PACCAR Financial Corp.,
0.200%, 4-3-09	4,453	4,453
Pfizer Inc.,
2.170%, 4-8-09	23,200	23,190
Praxair Inc.,
0.400%, 4-23-09	4,000	3,999
SBC Communications Inc.,
4.125%, 9-15-09	17,030	17,014
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc):
0.250%, 4-2-09	20,000	20,000
1.600%, 4-2-09	28,100	28,099
Unilever Capital Corporation,
0.564%, 4-14-09 (A)	4,300	4,300
Verizon Communications Inc.:
0.850%, 4-20-09	53,000	52,976
1.000%, 4-22-09	4,250	4,248
1.150%, 5-5-09	3,400	3,396
Wal-Mart Stores, Inc.,
5.748%, 6-1-09	34,500	34,670
Wisconsin Electric Power Co.:
0.260%, 4-7-09	11,632	11,631
0.310%, 4-7-09	4,000	4,000

Total Commercial Paper - 39.51%		626,481

Commercial Paper (backed by irrevocable bank letter of credit)
River Fuel Company #2, Inc. (Bank of New York (The)),
0.550%, 4-30-09	20,160	20,151
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
0.850%, 6-15-09	25,370	25,325

Total Commercial Paper (backed by irrevocable bank letter of credit) - 2.87%		45,476

Master Note - 2.96%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (A)	46,877	46,877

Notes
3M Company,
7.139%, 12-14-09	61,500	63,366
American Honda Finance Corp.:
1.634%, 5-5-09 (A)	7,500	7,359
1.291%, 5-11-09 (A)	10,600	10,336
1.591%, 5-11-09 (A)	5,000	4,946
1.301%, 5-20-09 (A)	3,800	3,748
Bank of America Corporation (Federal Deposit Insurance Corporation),
1.361%, 6-15-09 (A)(B)	73,900	73,900
BP Capital Markets p.l.c.,
1.442%, 6-11-09 (A)	17,100	17,100
Caterpillar Financial Services Corporation:
1.448%, 4-9-09 (A)	17,500	17,162
1.306%, 5-18-09 (A)	3,350	3,342
4.500%, 6-15-09	16,484	16,491
Caterpillar Inc.,
7.250%, 9-15-09	8,500	8,698
Citibank, N.A. (Federal Deposit Insurance Corporation),
1.282%, 6-30-09 (A)(B)	37,200	37,200
Citigroup Funding Inc. (Federal Deposit Insurance Corporation),
1.274%, 4-30-09 (A)(B)	19,100	19,100
Countrywide Home Loans, Inc.:
5.625%, 7-15-09	8,600	8,656
4.125%, 9-15-09	36,400	36,617
Electronic Data Systems Corporation,
7.125%, 10-15-09	70,120	72,050
General Electric Capital Corporation,
0.562%, 4-24-09 (A)	5,000	5,000
GTE California Incorporated,
6.700%, 9-1-09	4,500	4,583
Honeywell International Inc.,
1.219%, 4-27-09 (A)	7,000	6,988
International Business Machines Corporation:
0.486%, 4-3-09 (A)	5,500	5,500
0.563%, 4-8-09 (A)	18,750	18,750
J.P. Morgan Chase & Co.:
1.596%, 5-19-09 (A)	4,000	3,984
1.341%, 5-21-09 (A)	6,000	5,966
7.625%, 12-7-09	29,700	30,578
John Deere Capital Corporation:
4.625%, 4-15-09	8,500	8,505
1.373%, 4-16-09 (A)	13,400	13,186
1.301%, 6-1-09 (A)	12,000	11,799
4.400%, 7-15-09	5,825	5,868
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
1.423%, 4-6-09 (A)	10,000	9,995
1.486%, 5-8-09 (A)	3,750	3,750
1.466%, 5-19-09 (A)	25,000	24,969
5.300%, 7-6-09	4,600	4,633
Roche Holdings, Inc.,
2.249%, 5-25-09 (A)	48,500	48,560
Toyota Motor Credit Corporation:
2.264%, 6-3-09 (A)	3,500	3,499
2.359%, 6-18-09 (A)	30,000	30,000
Verizon Communications Inc.,
1.475%, 4-3-09 (A)	14,770	14,768
Wal-Mart Stores, Inc.,
6.875%, 8-10-09	18,810	19,148
Wells Fargo & Company:
1.397%, 9-23-09 (A)	14,500	14,394
4.200%, 1-15-10	7,000	7,108

Total Notes - 44.24%		701,602

Notes (backed by irrevocable bank letter of credit)
Conestoga Wood Specialties Corporation, Variable/Fixed Rate Taxable Demand Revenue Bonds, Series 2000 (Wachovia Bank, N.A.),
1.000%, 4-2-09 (A)	2,360	2,360
Don Greene Poultry, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 2003 (Wachovia Bank, N.A.),
1.000%, 4-2-09 (A)	7,200	7,200
EPC - Allentown, LLC, Incremental Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
1.500%, 4-2-09 (A)	8,840	8,840
The Academy of the New Church, Taxable Variable Rate Demand Bonds, Series 2008 (Wachovia Bank, N.A.),
1.000%, 4-2-09 (A)	20,000	20,000
Trap Rock Industries, Inc., Taxable Variable Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
1.000%, 4-1-09 (A)	13,800	13,800

Total Notes (backed by irrevocable bank letter of credit) - 3.29%		52,200

TOTAL CORPORATE OBLIGATIONS - 92.87%		$1,472,636

(Cost: $1,472,636)

MUNICIPAL OBLIGATIONS - TAXABLE

Georgia - 0.43%
Development Authority of Talbot County, Incremental Taxable Industrial Development Revenue Bonds (Junction City Mining Company, LLC Project), Series 2000 (Wachovia Bank, N.A.),
1.000%, 4-2-09 (A)	6,780	6,780
Maryland - 0.52%
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health Systems Issue, Series 2009A (Wachovia Bank, N.A.),
1.000%, 4-1-09 (A)	8,305	8,305
Mississippi - 1.45%
Mississippi Business Finance Corporation, Adjustable Mode Industrial Development Revenue Bonds (Belk, Inc. Project), Series 2005 (Wachovia Bank, N.A.),
1.000%, 4-2-09 (A)	7,919	7,919
Mississippi Business Finance Corporation, Taxable Industrial Development Revenue Bonds, Series 2000 (Telapex, Inc. Project) (Wachovia Bank, N.A.),
1.000%, 4-2-09 (A)	15,000	15,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 2.40%		$38,004

(Cost: $38,004)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

United States Government Agency Obligations
Federal Home Loan Mortgage Corporation,
1.250%, 9-18-09	29,580	29,579
Overseas Private Investment Corporation:
0.400%, 4-1-09 (A)	14,802	14,802
0.400%, 4-1-09 (A)	3,382	3,382
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
1.570%, 4-15-09 (A)	28,244	28,244

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 4.79%		$76,007

(Cost: $76,007)

TOTAL INVESTMENT SECURITIES - 100.06%		$1,586,647

(Cost: $1,586,647)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.06%)		(944)

NET ASSETS - 100.00%		$1,585,703

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

(B)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed InvestEd Portfolios
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 28, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 28, 2009